Property, Plant and Equipment - Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 24,078
Property, plant and equipment, ending balance	25,800	$ 24,078
Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15,799
Property, plant and equipment, ending balance	16,817	15,799
Processing, Transportation and Storage
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	39
Property, plant and equipment, ending balance	51	39
Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,137
Property, plant and equipment, ending balance	1,074	1,137
Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,015
Property, plant and equipment, ending balance	6,758	6,015
Retail and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,088
Property, plant and equipment, ending balance	1,100	1,088
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	56,621	58,705
Additions(1)	3,434	2,313
Acquisitions	67	606
Transfers from exploration and evaluation (note 8)	79	377
Intersegment transfers	0	0
Changes in asset retirement obligations (note 16)	45	188
Disposals and derecognition	(643)	(4,741)
Exchange adjustments	1,139	(827)
Property, plant and equipment, ending balance	60,742	56,621
Cost | Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	41,815	44,801
Additions(1)	2,465	1,371
Acquisitions	64	29
Transfers from exploration and evaluation (note 8)	79	377
Intersegment transfers	0	48
Changes in asset retirement obligations (note 16)	43	150
Disposals and derecognition	(632)	(4,702)
Exchange adjustments	362	(259)
Property, plant and equipment, ending balance	44,196	41,815
Cost | Processing, Transportation and Storage
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	86	137
Additions(1)	12	11
Acquisitions	0	0
Transfers from exploration and evaluation (note 8)	0	0
Intersegment transfers	0	(61)
Changes in asset retirement obligations (note 16)	2	0
Disposals and derecognition	0	0
Exchange adjustments	1	(1)
Property, plant and equipment, ending balance	101	86
Cost | Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,599	2,367
Additions(1)	62	230
Acquisitions	0	0
Transfers from exploration and evaluation (note 8)	0	0
Intersegment transfers	0	0
Changes in asset retirement obligations (note 16)	(2)	2
Disposals and derecognition	0	0
Exchange adjustments	0	0
Property, plant and equipment, ending balance	2,659	2,599
Cost | Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,191	8,645
Additions(1)	744	561
Acquisitions	3	577
Transfers from exploration and evaluation (note 8)	0	0
Intersegment transfers	(5)	0
Changes in asset retirement obligations (note 16)	(5)	13
Disposals and derecognition	(10)	(39)
Exchange adjustments	773	(566)
Property, plant and equipment, ending balance	10,691	9,191
Cost | Retail and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,930	2,755
Additions(1)	151	140
Acquisitions	0	0
Transfers from exploration and evaluation (note 8)	0	0
Intersegment transfers	5	13
Changes in asset retirement obligations (note 16)	7	23
Disposals and derecognition	(1)	0
Exchange adjustments	3	(1)
Property, plant and equipment, ending balance	3,095	2,930
Accumulated depletion, depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(32,543)	(34,112)
Intersegment transfers		0
Disposals and derecognition	596	4,140
Exchange adjustments	(404)	311
Depletion, depreciation, amortization and impairment	(2,591)	(2,882)
Property, plant and equipment, ending balance	(34,942)	(32,543)
Accumulated depletion, depreciation, amortization and impairment | Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(26,016)	(27,986)
Intersegment transfers		(37)
Disposals and derecognition	586	4,124
Exchange adjustments	(138)	121
Depletion, depreciation, amortization and impairment	(1,811)	(2,238)
Property, plant and equipment, ending balance	(27,379)	(26,016)
Accumulated depletion, depreciation, amortization and impairment | Processing, Transportation and Storage
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(47)	(96)
Intersegment transfers		50
Disposals and derecognition	0	0
Exchange adjustments	(1)	1
Depletion, depreciation, amortization and impairment	(2)	(2)
Property, plant and equipment, ending balance	(50)	(47)
Accumulated depletion, depreciation, amortization and impairment | Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,462)	(1,363)
Intersegment transfers		0
Disposals and derecognition	0	0
Exchange adjustments	0	0
Depletion, depreciation, amortization and impairment	(123)	(99)
Property, plant and equipment, ending balance	(1,585)	(1,462)
Accumulated depletion, depreciation, amortization and impairment | Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,176)	(2,975)
Intersegment transfers		0
Disposals and derecognition	10	16
Exchange adjustments	(264)	189
Depletion, depreciation, amortization and impairment	(503)	(406)
Property, plant and equipment, ending balance	(3,933)	(3,176)
Accumulated depletion, depreciation, amortization and impairment | Retail and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,842)	(1,692)
Intersegment transfers		(13)
Disposals and derecognition	0	0
Exchange adjustments	(1)	0
Depletion, depreciation, amortization and impairment	(152)	(137)
Property, plant and equipment, ending balance	$ (1,995)	$ (1,842)